Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

The following table is a summary of short-term borrowings for the last three years:

	2016		2015		2014
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate

At year-end
Federal funds purchased	$447	.30%	$647	.23%	$886	.12%
Securities sold under agreements to repurchase	801	.12	1,092	.02	948	.05
Commercial paper	10,010	.30	22,022	.21	22,197	.12
Other short-term borrowings	2,705	1.00	4,116	.69	5,862	.51
Total	$13,963	.43%	$27,877	.27%	$29,893	.19%
Average for the year
Federal funds purchased(b)	$1,015	17.17%	$1,169	15.05%	$2,366	7.94%
Securities sold under agreements to repurchase	891	.18	973	.10	798	1.07
Commercial paper	14,827	.26	21,892	.12	21,227	.12
Other short-term borrowings	3,173	1.67	3,926	1.13	5,861	.78
Total(b)	$19,906	1.34%	$27,960	.89%	$30,252	.88%
Maximum month-end balance
Federal funds purchased	$2,487		$1,868		$3,258
Securities sold under agreements to repurchase	1,177		1,124		948
Commercial paper	21,441		23,101		22,322
Other short-term borrowings	6,771		7,656		7,417
(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain timeframes per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2016, 2015 and 2014 was $171 million, $175 million and $186 million, respectively.